Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary shares Class A	Ordinary shares Class B	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive (loss) gain	Total Cheer Holding, Inc.s’ shareholder’ equity	Non- controlling interests	Total
Balance at Dec. 31, 2023		$ 10		$ 106,215	$ 181,162	$ 1,411	$ (8,869)	$ 279,929	$ 78	$ 280,007
Balance (in Shares) at Dec. 31, 2023		10,070,012
Withdrawal of contribution from shareholder				(4)				(4)		(4)
Share-based compensation	[1]	$ 0		584				584		584
Share-based compensation (in Shares)	[1]	231,909
Cancellation of shares due to roundup of fractional shares in share consolidation	[1]	$ 0
Cancellation of shares due to roundup of fractional shares in share consolidation (in Shares)	[1]	(16,353)
Net income for the period					12,416			12,416	1	12,417
Foreign currency translation adjustment							(6,854)	(6,854)	(2)	(6,856)
Balance at Jun. 30, 2024		$ 10		106,795	193,578	1,411	(15,723)	286,071	77	286,148
Balance (in Shares) at Jun. 30, 2024		10,285,568
Balance at Dec. 31, 2024		$ 10	$ 0	113,485	207,128	1,411	(17,041)	304,993	77	305,070
Balance (in Shares) at Dec. 31, 2024		10,285,568	500,000
Share-based compensation		$ 1		3,428				3,429		3,429
Share-based compensation (in Shares)		1,350,000
Net income for the period					7,755			7,755	1	7,756
Foreign currency translation adjustment							5,934	5,934	2	5,936
Balance at Jun. 30, 2025		$ 11	$ 0	$ 116,913	$ 214,883	$ 1,411	$ (11,107)	$ 322,111	$ 80	$ 322,191
Balance (in Shares) at Jun. 30, 2025		11,635,568	500,000

[1]	The amount of ordinary shares issued for share-based compensation and the amount of ordinary shares cancelled were below 1,000.